Taxes (Details ) - ARS ($) $ in Millions	12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2023
Current income tax	$ (80,165)	$ (24,246)	$ 95,988
Deferred income tax	34,985	88,847	238,204
Income tax	$ (45,180)	$ 64,601	$ 334,192